Expense Example - Macquarie Emerging Markets Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class R Expense Example, with Redemption, 1 Year	Class R Expense Example, with Redemption, 3 Years	Class R Expense Example, with Redemption, 5 Years	Class R Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years	Class R6 Expense Example, with Redemption, 1 Year	Class R6 Expense Example, with Redemption, 3 Years	Class R6 Expense Example, with Redemption, 5 Years	Class R6 Expense Example, with Redemption, 10 Years
USD ($)	711	1,032	1,376	2,342	320	714	1,235	2,663	170	562	980	2,145	119	408	718	1,598	108	376	664	1,484